Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Future Minimum Lease Payments Required under Operating Leases	The future minimum lease payments required under operating leases are as follows:

2017	$2,067
2018	1,767
2019	1,255
2020	840
2021 [1]	283

$6,212

The future minimum lease payments required under operating leases are as follows:

2016	$2,130
2017	1,993
2018	1,742
2019	1,230
2020	838
2021 and beyond	283

$8,216